245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 3, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Emerging Markets Index Fund

Fidelity Flex International Index Fund

Fidelity Global ex U.S. Index Fund

Fidelity International Sustainability Index Fund

Fidelity SAI Emerging Markets Index Fund

Fidelity SAI Emerging Markets Low Volatility Index Fund

Fidelity SAI Emerging Markets Value Index Fund

Fidelity SAI International Index Fund

Fidelity SAI International Low Volatility Index Fund

Fidelity SAI International Momentum Index Fund

Fidelity SAI International Quality Index Fund

Fidelity SAI International Value Index Fund

Fidelity SAI U.S. Low Volatility Index Fund

Fidelity Series Global ex U.S. Index Fund

Fidelity Total International Index Fund

Fidelity U.S. Sustainability Index Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust